Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment Included in Consolidated Balance Sheets

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2014 and December 31, 2013, consisted of the following:

	2014	2013
Land	$6,576	6,526
Land improvements	611	575
Buildings	20,914	20,257
Construction in process	486	582
Furniture and equipment	6,213	6,696

	34,800	34,636
Less accumulated depreciation	11,860	11,528

Premises and equipment, net	$22,940	23,108